Average Annual Total Returns{- Fidelity Convertible Securities Fund} - 11.30 Fidelity Convertible Securities Fund - AMCIZ PRO-12 - Fidelity Convertible Securities Fund	Fidelity Advisor Convertible Securities Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor Convertible Securities Fund: Class A Return Before Taxes Past 5 years	Fidelity Advisor Convertible Securities Fund: Class A Return Before Taxes Past 10 years	Fidelity Advisor Convertible Securities Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Convertible Securities Fund: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Convertible Securities Fund: Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Convertible Securities Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Convertible Securities Fund: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Convertible Securities Fund: Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Convertible Securities Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor Convertible Securities Fund: Class M Return Before Taxes Past 5 years	Fidelity Advisor Convertible Securities Fund: Class M Return Before Taxes Past 10 years	Fidelity Advisor Convertible Securities Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor Convertible Securities Fund: Class C Return Before Taxes Past 5 years	Fidelity Advisor Convertible Securities Fund: Class C Return Before Taxes Past 10 years	Fidelity Advisor Convertible Securities Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor Convertible Securities Fund: Class I Return Before Taxes Past 5 years	Fidelity Advisor Convertible Securities Fund: Class I Return Before Taxes Past 10 years	Fidelity Advisor Convertible Securities Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor Convertible Securities Fund: Class Z Return Before Taxes Past 10 years	Fidelity Advisor Convertible Securities Fund: Class Z Return Before Taxes Since Inception		Fidelity Advisor Convertible Securities Fund: Class Z Return Before Taxes Inception Date	ML014 Past 1 year	ML014 Past 5 years	ML014 Past 10 years
Total	33.99%	14.28%	9.84%	29.72%	11.93%	7.90%	21.18%	10.38%	7.10%	36.81%	14.50%	9.78%	40.07%	14.78%	9.66%	42.53%	15.96%	10.78%	42.70%		26.60%	[1]	Oct. 02, 2018	46.22%	17.76%	12.59%

[1]	(a)Since inception October 2, 2018.